Convertible Note Payable (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Note Payable [Abstract]
Schedule of Amortization Payments in Cash

The Company is obligated to make amortization payments in cash to Mast Hill toward the repayment of the June 2024 Convertible Note, as provided in the following table:

Payment Date:	Payment Amount:
December 5, 2024	$284,500 plus accrued interest through December 5, 2024
January 5, 2025	$284,500 plus accrued interest through January 5, 2025
February 5, 2025	$379,336 plus accrued interest through February 5, 2025
March 5, 2025	$474,167 plus accrued interest through March 5, 2025
April 5, 2025	$474,167 plus accrued interest through April 5, 2025
May 5, 2025	$569,000 plus accrued interest through May 5, 2025
June 5, 2025	The entire remaining outstanding balance of the June 2024 Convertible Note

Schedule of Convertible Note Payable

The convertible note payable as of December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Principal amount	$2,556,777	$2,400,000
Less: unamortized debt issuance costs	(93,425)	(183,840)
Less: unamortized debt discount	(349,579)	(291,014)
Convertible note payable, net	$2,113,773	$1,925,146